Note 21 Deposits from credit institutions (Details) - EUR (€) € in Millions		Jun. 30, 2026	Dec. 31, 2025
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		€ 44,263	€ 36,771
SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		7,796	4,676
MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		1,848	2,789
TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		1,129	1,204
South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		3,526	3,363
Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		20,583	17,110
Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		9,380	7,630
Demand deposits at amortized cost [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		6,587	6,764
Demand deposits at amortized cost [Member] | SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		1,244	1,039
Demand deposits at amortized cost [Member] | MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		1,047	1,825
Demand deposits at amortized cost [Member] | TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		57	60
Demand deposits at amortized cost [Member] | South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		474	636
Demand deposits at amortized cost [Member] | Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		1,941	1,890
Demand deposits at amortized cost [Member] | Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		1,823	1,315
Time deposits and other [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	19,668	16,700
Time deposits and other [Member] | SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	4,276	3,439
Time deposits and other [Member] | MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	263	964
Time deposits and other [Member] | TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	1,070	873
Time deposits and other [Member] | South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	3,052	2,468
Time deposits and other [Member] | Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	4,382	3,513
Time deposits and other [Member] | Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	6,625	5,442
Repurchase agreements of deposits from credit institutions
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		18,008	13,307
Repurchase agreements of deposits from credit institutions | SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		2,276	197
Repurchase agreements of deposits from credit institutions | MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		538	0
Repurchase agreements of deposits from credit institutions | TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		2	271
Repurchase agreements of deposits from credit institutions | South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		0	259
Repurchase agreements of deposits from credit institutions | Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		14,260	11,707
Repurchase agreements of deposits from credit institutions | Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		€ 931	€ 874

[1]	(1) Subordinated deposits are included amounting to €14 million and €104 million as of June 30, 2026 and December 31, 2025, respectively.